Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Accounts receivable, gross	880,169	607,359
Allowance for doubtful receivables	(1,848)	(2,071)

Accounts receivable, net	878,321	605,288

Allowance for Doubtful Receivables

Movements of the allowance for doubtful receivables are as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR

Balance at beginning of year	(2,071)	(2,582)
Addition for the year[1]	(1,062)	(458)
Utilization of the provision	1,285	969

Allowance for doubtful receivables	(1,848)	(2,071)

1	The addition for the year is recorded in the cost of sales.